Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

16. Share-based compensation

[i] Share-based payment arrangements

The Company has established a share option plan (the "Option Plan") for directors, officers, employees and consultants of the Company. The Company's Board of Directors determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

The changes in the number of share options during the period ended December 31, 2022, 2021 and 2020 were as follows:

	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2021	3,224,859	2.75
Granted	60,000	1.30
Forfeited	(4,000)	3.75
Expired	(42,226)	3.71
Cancelled	(2,820,104)	2.56
Outstanding as at December 31, 2022	418,529	3.71
Exercisable as at December 31, 2022	416,271	3.71
	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2020	1,693,063	6.11
Granted	2,841,086	2.26
Forfeited	(47,500)	4.83
Expired	(953,803)	4.87
Cancelled	(307,987)	9.85
Outstanding as at December 31, 2021	3,224,859	2.75
Exercisable as at December 31, 2021	3,197,601	2.72

	Number of	Weighted average
	options	exercise price
	#	C$
Outstanding as at December 31, 2019	1,454,943	21.96
Granted	1,082,639	4.14
Exercised	(22,382)	2.61
Cancelled	(822,137)	31.65
Outstanding as at December 31, 2020	1,693,063	6.11
Exercisable as at December 31, 2020	1,528,186	6.13

During the year ended December 31, 2022, 42,226 share options related to former officers and employees who are no longer with the Company expired. Individuals who are no longer with the Company have 30 days after their last day to exercise any vested share options. Vested options that remain unexercised after 30 days expire.

During the year ended December 31, 2022, the Company cancelled 2,820,104 share options issued to officers and consultants of the Company and issued 2,820,104 replacement PSUs.

Measurement of fair values

The fair value of share options granted during the period ended December 31, 2022, 2021 and 2020, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2022	2021	2020
Grant date share price	C$1.19	C$1.96 - C$2.85	C$3.75 - C$9.54
Exercise price	C$1.30	C$1.70 - C$4.25	C$3.68 - C$9.80
Expected dividend yield	-	-	-
Risk free interest rate	2.87%	0.34% - 1.10%	0.27% - 1.55%
Expected life	3 years	2 - 6 years	4 - 9 years
Expected volatility	112%	116% - 132%	120%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company's share options outstanding as at December 31, 2022:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	60,000	2.58	1.30	60,000
1.70	103,453	2.21	1.70	103,453
2.25	168,898	1.04	2.25	168,898
2.61	12,687	0.49	2.61	12,683
2.91	5,150	3.00	2.91	5,150
3.75	5,000	1.21	3.75	5,000
3.86	5,000	3.86	3.86	2,750
5.43	16,265	0.49	5.43	16,264
10.65	3,731	0.49	10.65	3,730
13.07	10,856	0.49	13.07	10,855
13.47	1,418	0.49	13.47	1,418
16.08	18,410	0.49	16.08	18,409
17.89	4,178	0.49	17.89	4,178
50.25	3,483	1.28	50.25	3,483
3.71	418,529	1.52	3.71	416,271
	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.70	154,953	3.46	1.70	154,953
2.25	2,559,995	2.42	2.25	2,559,995
2.61	12,684	1.49	2.61	12,683
2.91	5,150	4.00	2.91	5,150
3.75	10,500	3.92	3.75	6,500
3.86	256,245	3.21	3.86	252,993
4.42	99,503	0.71	4.42	99,502
4.75	15,000	3.29	4.75	15,000
5.43	16,265	1.49	5.43	16,264
7.63	50,000	4.00	7.63	30,000
10.65	3,731	1.49	10.65	3,730
13.07	10,856	1.49	13.07	10,855
13.47	1,418	1.49	13.47	1,418
16.08	18,410	1.49	16.08	18,409
17.89	4,178	1.49	17.89	4,178
18.09	2,488	1.24	18.09	2,488
50.25	3,483	2.28	50.25	3,483
2.75	3,224,859	2.50	2.72	3,197,601

The following table is a summary of the Company's share options outstanding as at December 31, 2020:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	12,683	2.49	2.61	12,683
3.75	5,500	6.47	3.75	500
3.86	872,139	4.08	3.86	864,139
4.42	99,502	1.71	4.42	99,502
4.75	110,000	4.29	4.75	77,500
5.03	60,000	4.70	5.03	7,498
5.43	16,264	2.49	5.43	16,264
6.16	20,000	3.18	6.16	20,000
7.17	199,005	3.83	7.17	199,005
7.63	203,750	4.34	7.63	138,750
9.54	15,000	4.06	9.54	13,125
10.65	3,730	2.49	10.65	3,730
13.07	10,855	2.49	13.07	10,855
13.47	1,418	2.49	13.47	1,418
16.08	18,409	2.49	16.08	18,409
17.89	4,178	2.49	17.89	4,178
18.09	17,413	2.21	18.09	17,413
20.10	8,289	2.27	20.10	8,289
47.24	1,493	3.37	47.24	1,493
50.25	5,224	3.31	50.25	5,224
52.26	498	3.21	52.26	498
55.28	498	3.12	55.28	498
59.30	498	2.96	59.30	498
75.38	498	3.04	75.38	498
86.43	1,244	2.87	86.43	1,244
142.71	4,975	2.74	142.71	4,975
6.11	1,693,063	3.88	6.13	1,528,186

[ii] Performance Share Units

In May 2022, the Company established a performance share unit plan ("PSU Plan"), for directors, offers, employees and consultants of the Company. The Company's Board of Directors determines the eligibility of individuals to participate in the PSU Plan in order to align their interests with those of the Company's shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs. Each PSU converts into one common share of the Company at $nil exercise price. The Company's PSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

32

FSD PHARMA INC. Notes to the consolidated financial statements (expressed in United States dollars) December 31, 2022, 2021 and 2020

Performance-based payment arrangements

The change in the number of PSUs during the year ending December 31, 2022, is as follows:

Number of PSUs
#
Outstanding as at December 31, 2021	-
Granted	2,820,104
Converted to Class B Common shares	(400,000)
Outstanding as at December 31, 2022	2,420,104

During the year ended December 31, 2022, the Company granted 2,820,104 PSUs, as replacement awards for the 2,820,104 share options that were cancelled. As at December 31, 2022, 400,000 of the PSUs had fully vested upon the successful implementation of a Phase 2 trial for FSD-PEA with Health Canada and/or the FDA. The remaining PSUs will fully vest upon the filing of the MS Phase 1 IND, expected in January 2023 (Note 25).

Measurement of fair values

The fair value of PSUs granted during the year ended December 31, 2022, is measured based on the incremental fair value measured on the date of grant. The incremental fair value is the difference between the fair value of the PSUs based on the share price on the grant date and the fair value of the share options cancelled as measured on date of modification. The incremental fair value on the date of grant was determined to be C$1,812,696. The fair value of the share options cancelled was determined using the Black-Scholes option pricing model and the following assumptions:

May 16, 2022
Grant date share price	C$1.15
Exercise price	C$1.70 - C$7.63
Expected dividend yield	-
Risk free interest rate	2.58% - 2.70%
Expected life	1 - 6 years
Expected volatility	113%

The Company recognized share-based compensation for the years ended December 31, 2022, 2021 and 2020 as follows:

	For the years ended December 31,
	2022	2021	2020
	$	$	$
Share options	69,780	3,594,005	2,825,863
PSUs	1,291,978	98,513	-
Class B Common Shares issued for services	169,500	174,537	-
Class B Common Shares issued for compensation	-	3,576,875	5,226,148
	1,531,258	7,443,930	8,052,011